UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom           April 11, 2012
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _0____________________

Form 13F Information Table Entry Total: _25____________________

Form 13F Information Table Value Total: _$473,563.80_________(thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------          ----------     --------    ----------------------  -------  -------- --------------------
                         TITLE OF                          VALUE      SHARES OR   SH/   PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER        CLASS               CUSIP       (x1000)      PRN AMT    PRN   CALL  DSCRTN   MANAGERS  SOLE   SHARED  NONE
-----------------------  --------          ----------     --------    ----------------------  -------  -------- --------------------
ALLISON TRANSMISSION
  HLDNGS I                COM                01973R 10 1   4,836.18    202,520                    Sole           Sole
APPLE INC                 COM                037833 10 0   7,663.67     21,990                    Sole           Sole
BERKSHIRE HATHAWAY
  INC-CL A                CL A               084670 10 8  21,050.40        168                    Sole           Sole
BERKSHIRE HATHAWAY
  INC-CL B                CL B NEW           084670 70 2  57,496.71    687,513                    Sole           Sole
BIGLARI HLDNGS INC        COM                08986R 10 1  19,906.85     47,000                    Sole           Sole
CITIGROUP INC             COM NEW            172967 42 4  12,685.40    287,000                    Sole           Sole
COCA COLA CO              COM                191216 10 0  17,472.10    263,372                    Sole           Sole
CSX CORP                  COM                126408 10 3  26,007.19    992,641                    Sole           Sole
EXXON MOBIL CORP          COM                30231G 10 2  27,883.71    331,436                    Sole           Sole
FAMILY DLR STORES INC     COM                307000 10 9   7,307.97    142,400                    Sole           Sole
GENERAL MTRS CO           COM                37045V 10 0   5,306.13    171,000                    Sole           Sole
GOODRICH CORP             COM                382388 10 6  12,714.12    148,651                    Sole           Sole
GOOGLE INC                CL A               38259P 50 8  16,487.96     28,100                    Sole           Sole
JPMORGAN CHASE & CO       COM                46625H 10 0  17,828.44    386,734                    Sole           Sole
ORACLE CORP               COM                68389X 10 5  45,659.03  1,365,708                    Sole           Sole
PENNEY J C INC            COM                708160 10 6   6,751.08    188,000                    Sole           Sole
REPUBLIC SVCS INC         COM                760759 10 0  22,014.60    732,843                    Sole           Sole
SALLY BEAUTY HLDGS
  INC                     COM                79546E 10 4   6,444.63    460,002                    Sole           Sole
SENSATA TECHNOLOGIES
  HLDG BV                 SHS                N7902X 10 6  13,962.33    402,025                    Sole           Sole
SPDR S&P 500 ETF TR       TR UNIT            78462F 10 3     141.87      1,070                    Sole           Sole
TARGET CORP               COM                87612E 10 6  29,013.15    580,147                    Sole           Sole
TIME WARNER CABLE INC     COM                88732J 20 7  23,414.72    328,213                    Sole           Sole
UNITED TECHNOLOGIES
  CORP                    COM                913017 10 9  38,645.52    456,533                    Sole           Sole
WELLS FARGO & CO NEW      COM                949746 10 1  10,416.16    328,482                    Sole           Sole
WILLIAMS COS INC DEL      COM                969457 10 0  22,453.88    881,900                    Sole           Sole